Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2023	2022
Office
Weighted average remaining lease term (in years)	4	5
Weighted average discount rate	8%	8%

Cars
Weighted average remaining lease term (in years)	0.8	1.7
Weighted average discount rate	18%-26%	18%-23%

Schedule of Operating Lease, Liability

Minimum lease payments for the Company’s right of use assets over the remaining lease periods as of December 31, 2023, are as follows:

	Office	Cars
2024	$322	$82
2025	322	42
2026	322	-
2027	322	-
		-

Total undiscounted lease payments	1,288	124
Less - adjustment to discounted lease payments	(202)	(18)
Present value of lease liabilities	$1,086	$106

Schedule of Lease Costs and Finance and Operating Leases

The table below presents certain information related to lease costs and operating leases:

	Year ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of leases liabilities:
Operating leases	$343	$351	336

right-of-use assets obtained in exchange for lease obligations: (non-cash)
Operating leases	252	355	97